Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
19. Net Income (Loss) Per Share

	Year Ended December 31,
	2022 $	2021 $	2020 $
Net income (loss) attributable to the shareholders of Teekay:
- Continuing operations - basic and diluted	36,755	(102,671)	(129,749)
- Discontinued operations - basic and diluted	41,652	110,477	46,816
	78,407	7,806	(82,933)
Increase in net earnings for interest expense recognized during the period relating to Convertible notes	1,675	—	—
Reduction in net earnings due to dilutive impact of stock-based awards in Teekay Tankers	(743)	—	—
Accretion add back due to If-converted method adoption	143	—	—
Net income (loss) attributable to the shareholders of Teekay - Diluted	79,482	7,806	(82,933)

Weighted average number of common shares (1)	102,119,129	102,148,629	101,053,095
Dilutive effect of Convertible Notes	1,810,599	—	—
Dilutive effect of stock-based awards	485,869	—	—
Common stock and common stock equivalents	104,415,597	102,148,629	101,053,095

Net income (loss) per common share
- Continuing operations - basic	0.36	(1.01)	(1.28)
- Discontinued operations - basic	0.41	1.08	0.46
- Basic	0.77	0.08	(0.82)

- Continuing operations - diluted	0.35	(1.01)	(1.28)
- Discontinued operations - diluted	0.40	1.08	0.46
- Diluted	0.76	0.08	(0.82)
(1) Includes common stock related to non-forfeitable stock-based awards.

Prior to January 1, 2021, the Company used the treasury stock method to determine the dilutive impact of the Convertible Notes (see Note 8) when calculating diluted earnings per share. Upon adoption of ASU 2020-06 on January 1, 2021, the Company changed to the if-converted method to determine any potential dilutive impact of the Convertible Notes on diluted earnings per share (see Note 1). The dilutive impact of the conversion feature on the Convertible Notes is determined using an assumed conversion date equal to the beginning of the reporting period.
Stock-based awards and the conversion feature on the Convertible Notes that have an anti-dilutive effect on the calculation of diluted income (loss) per common share from continuing operations are excluded from diluted income (loss) per common share, including diluted income (loss) per common share from continuing operations and discontinued operations. For the years ended December 31, 2022, 2021 and 2020, 4.4 million, 15.0 million and 7.2 million shares, respectively, of Common Stock from stock-based awards and the conversion feature on the Convertible Notes were excluded from the computation of diluted earnings per common share for these periods